{Cover Page}

                         1997 SEMI ANNUAL REPORT

                         CENTENNIAL
                         NEW YORK TAX EXEMPT TRUST
                         --------------------------------------------
                         December 31, 1997

                         RS0780.001.1297

[Blank Page]

JAMES C. SWAIN
Chairman
Centennial New York
Tax Exempt Trust

BRIDGET A. MACASKILL
President
Centennial New York
Tax Exempt Trust



DEAR SHAREHOLDER:

A year after Federal Reserve Chairman Alan Greenspan voiced concerns about "irrational exuberance" in the U.S. stock market, the country's financial picture remains bright. The economy is still generating good news, and economic growth is still strong. Moreover, higher inflation has not yet materialized, despite healthy economic growth.

U.S. financial markets were robust during 1997, as demonstrated by the Dow Jones Industrial Average, which rebounded from occasional setbacks last year to post 20%-plus gains. U.S. corporate and Treasury bonds benefited from low inflation and the "flight to quality" sparked by turmoil in world stock markets at the end of October. The flight, a switch out of stocks into long-term bonds, took place when investors, fearing that the bottom would fall out of the U.S. stock market, began to favor bonds as a "safe haven."

In the municipal market, short-term interest rates tended to vary over the course of the year. Interest rates on municipals declined when they generally tend to do so--for example, when capital flowed into the municipal market at the beginning of each month, and at times when low supply/high demand conditions prevailed. But rates began rising in September due to factors such as account liquidations, high dealer inventory, and a lull in demand. The interest rate uptrend continued into October, after the U.S. stock market experienced a steep decline. At that time, investors sold municipals and used the proceeds to buy stocks at "bargain basement" prices.

One benefit of investors' pullout from municipal securities in October 1997 was that it created a boost in supply following the scarcity of municipals in 1996. Yet another benefit for short-term municipal bonds last year was that the proposed legislation to eliminate the 2% corporate tax exemption did not pass Congress. This legislation would have resulted in much higher short-term municipal rates and sharply lower municipal prices. That's because corporations that invest primarily in municipals would not have received tax credits, and thus would have curtailed further investments in these securities.

For the period ended December 31, 1997, Centennial New York Tax Exempt Trust had a compounded annualized yield of 2.88%. Without compounding, the corresponding yield was 2.84%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield for six months of 4.50% with compounding, and 4.44% without. The seven-day annualized yields, with and without compounding, as of December 31, 1997 were 3.04% and 3.00%, respectively. (1)

Looking ahead to 1998, the main factor likely to influence U.S. markets will likely be global--the financial and economic crisis in Asia--rather than domestic. Our view is that Asia's problems may have a negative impact on economic growth and corporate earnings--not just in the United States, but abroad as well. The Asian situation could also lead to lower U.S. inflation, as imports increase and exports face more resistance overseas. Due to Asia's problems and their potential effects on the U.S. economy, we expect the Federal Reserve Board to refrain from raising interest rates. In fact, if prices remain low or begin to decline, we may even see an interest rate cut. Therefore, against a backdrop of steady-to-declining long-term interest rates and low inflation, we believe investors will continue viewing U.S. fixed income markets as a secure place to invest.

3   Centennial New York Tax Exempt Trust

The Trust's focus will remain on high quality investments. New York's economy continues to enjoy a steady pace of growth. In fact, consumer spending in the state has recovered from September and October's disappointing levels, and manufacturing activity is on the rise. Tourism and business travel in the state are booming. And, as in the overall U.S. economy, inflation is nowhere in sight. The combination of high growth and low inflation has provided a significant boost to tax revenues.

Approximately two-thirds of the Trust's securities are enhanced by municipal bond insurance or bank letters of credit. This high quality is important so that Centennial New York Tax Exempt Trust can continue to provide liquidity, as well as safety of principal. However, it is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

Thank you for your continued confidence in Centennial New York Tax Expempt Trust. We look forward to helping you meet your financial goals in the future.

Sincerely,

/s/James C. Swain                                    /s/ Bridget A. Macaskill
James C. Swain                                       Bridget A. Macaskill

January 23, 1998

1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

4   Centennial New York Tax Exempt Trust


-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS December 31, 1997 (Unaudited)
Centennial New York Tax Exempt Trust

                                                                                          FACE               VALUE
                                                                                          AMOUNT             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Short-Term Tax-Exempt Obligations - 104.7%
-----------------------------------------------------------------------------------------------------------------------------
New York - 99.5%
-----------------------------------------------------------------------------------------------------------------------------
Averill Park, NY Central SDI GOB, FGIC Insured, 5.25%, 5/1/98                             $   1,715,000      $     1,722,112
-----------------------------------------------------------------------------------------------------------------------------
Babylon, NY IDA RB, J. D'Addario & Co. Project, 3.70%                         1                 500,000              500,000
-----------------------------------------------------------------------------------------------------------------------------
Buffalo, NY RAN, 4.40%, 8/5/98                                                                1,500,000            1,505,023
-----------------------------------------------------------------------------------------------------------------------------
Erie Cnty., NY RAN, 4.50%, 6/25/98                                                            1,000,000            1,002,904
-----------------------------------------------------------------------------------------------------------------------------
Franklin Cnty., NY IDA RAN, McAdam Cheese Co. Project, 4%                     1               1,900,000            1,900,000
-----------------------------------------------------------------------------------------------------------------------------
Hempstead Town, NY GOB, AMBAC Insured, 5%, 2/15/98                                            2,000,000            2,002,560
-----------------------------------------------------------------------------------------------------------------------------
Jefferson Cnty., NY IDA RB, 3.70%                                             1               2,000,000            2,000,000
-----------------------------------------------------------------------------------------------------------------------------
NY MTAU Transportation Facilities RB, Series SG36, 4.05%                      1               2,390,000            2,390,000
-----------------------------------------------------------------------------------------------------------------------------
NY PAU RB, Series SG4, 4.05%                                                  1               1,900,000            1,900,000
-----------------------------------------------------------------------------------------------------------------------------
NYC GOB:
3.75%, 3/19/98                                                                                1,000,000            1,000,000
Series H6, MBIA Insured, 3.75%, 1/29/98                                       2               1,000,000            1,000,000
-----------------------------------------------------------------------------------------------------------------------------
NYC IDV RB, Brooklyn Navy Yard Cogeneration, Series A, 4.25%                  1               1,100,000            1,100,001
-----------------------------------------------------------------------------------------------------------------------------
NYC Municipal Assistance Corp. GOB, 3.65%, 3/2/98                             2               2,000,000            2,000,000
-----------------------------------------------------------------------------------------------------------------------------
NYC MWFAU GOB, 3.75%, 3/19/98                                                                 2,300,000            2,300,000
-----------------------------------------------------------------------------------------------------------------------------
NYC Trust Cultural Resources RRB, American Museum of Natural History,
Series B, MBIA Insured, 3.55%                                                 1                 400,000              400,000
-----------------------------------------------------------------------------------------------------------------------------
NYS DA COP, Rockefeller University, 3.52%                                     1                 500,000              500,000
-----------------------------------------------------------------------------------------------------------------------------
NYS DA RB, Sloan Kettering Cancer Center, 3.70%, 2/27/98                      2               4,500,000            4,500,000
-----------------------------------------------------------------------------------------------------------------------------
NYS DA RRB, New York University, Series A, 4%, 7/1/98                                         2,000,000            2,002,091
-----------------------------------------------------------------------------------------------------------------------------
NYS EFCPC RRB, Revolving Fund, Sub. Lien, Series E, MBIA Insured, 4.50%,
6/15/98                                                                                       3,000,000            3,009,862
-----------------------------------------------------------------------------------------------------------------------------
NYS Environmental Quality GOB, 3.75%, 1/29/98                                 2               2,000,000            2,000,000
-----------------------------------------------------------------------------------------------------------------------------
NYS Environmental SWD RB, General Electric Project:
3.60%, 3/2/98                                                                 2               1,000,000            1,000,000
3.65%, 3/2/98                                                                 2               1,000,000            1,000,000
-----------------------------------------------------------------------------------------------------------------------------
NYS ERDAUEF RB, L.I. Lighting Co.:
Series A, 3.97%                                                               1                 600,000              600,000
Series B, 3.85%                                                               1               1,000,000            1,000,000
-----------------------------------------------------------------------------------------------------------------------------
NYS ERDAUPC RB:
Niagara Mohawk Corp., 4.75%,                                                  1               1,100,000            1,100,000
NYS Electric & Gas Corp., Series B, 3.80%, 10/15/98                           2               1,000,000            1,000,000
-----------------------------------------------------------------------------------------------------------------------------
NYS ERDAUPC RRB, Orange/Rockland Utility Project,
Series A, AMBAC Insured, 3.55%                                                1                 200,000              200,000
-----------------------------------------------------------------------------------------------------------------------------
NYS TBTAU Beneficial Interest COP, MBIA Insured, 3.70%, 1/15/98               2               1,900,000            1,900,000
-----------------------------------------------------------------------------------------------------------------------------
NYS TBTAU COP, Series A, 4.05%                                                1               1,900,000            1,900,000
-----------------------------------------------------------------------------------------------------------------------------
PAUNYNJ RB, 3.70%, 2/27/98                                                    2               1,020,000            1,020,000
-----------------------------------------------------------------------------------------------------------------------------
PAUNYNJ SPO Bonds, Series SG94, 4.05%                                         1                 600,000              600,000
-----------------------------------------------------------------------------------------------------------------------------
Suffolk Cnty., NY IDA RB, Nissequogue Cogeneration Partnership,
3.65%                                                                         1                 400,000              400,000
-----------------------------------------------------------------------------------------------------------------------------
Suffolk Cnty., NY Tax Anticipation Nts., Series RA-1, 4.25%, 8/13/98                          2,500,000            2,509,000

                                   5


-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS December 31, 1997 (Unaudited)(Continued)
Centennial New York Tax Exempt Trust

                                                                                          FACE               VALUE
                                                                                          AMOUNT             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK (Continued)
-----------------------------------------------------------------------------------------------------------------------------
Syracuse, NY IDA Civic Facility RB, Syracuse University Project,
4.75%                                                                         1           $     700,000      $       700,000
                                                                                                             ----------------
                                                                                                                  49,663,553
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS - 5.2%
-----------------------------------------------------------------------------------------------------------------------------
PR CMWLTH Tax & RAN, Series A, 4.50%, 7/30/98                                                 1,000,000            1,004,226
-----------------------------------------------------------------------------------------------------------------------------
PR Industrial, Medical & Environmental PC Facilities FAU RB, Reynolds         2
Metals Co. Project, 3.80%, 9/1/98                                                             1,600,000            1,600,000
                                                                                                               --------------
                                                                                                                   2,604,226

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                                                       104.7%          52,267,779
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                              (4.7)          (2,345,558)
                                                                                            ------------     ----------------
NET ASSETS                                                                                        100.0%     $    49,922,221
                                                                                            ============     ================

To simplify  the  listing of  securities,  abbreviations  are used per the table below:
CMWLTH - Commonwealth                                                MWFAU - Municipal Water Finance Authority
COP - Certificates of Participation                                  NYC - New York City
DA - Dormitory Authority                                             NYS - New York State
EFCPC - Environmental Facilities Corp.                               PAUNYNJ - Port Authority of New York & New Jersey
        Pollution Control                                            PAU - Power Authority
ERDAUEF - Energy Research & Development                              PC - Pollution Control
          Authority Electric Facilities                              RAN - Revenue Anticipation Nts.
ERDAUPC - Energy Research & Development                              RB - Revenue Bonds
          Authority Pollution Control                                RRB - Revenue Refunding Bonds
FAU - Finance Authority                                              SDI - School District
GOB - General Obligation Bonds                                       SPO - Special  Obligations
IDV - Industrial  Development                                        SWD - Solid Waste Disposal
IDA - Industrial Development Agency                                  TBTAU - Triborough Bridge & Tunnel Authority
MTAU - Metropolitan Transportation Authority

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1997. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2.  Put obligation redeemable at full face value on the date reported.

See accompanying Notes to Financial Statements.


----------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES December 31, 1997 (Unaudited)
Centennial New York Tax Exempt Trust


----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value                                                                                     $52,267,779
----------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          334,006
----------------------------------------------------------------------------------------------------------------------
Receivables:
Interest                                                                                                      523,966
Shares of beneficial interest sold                                                                            240,483
----------------------------------------------------------------------------------------------------------------------
Other                                                                                                           4,208
                                                                                                 ---------------------
Total assets                                                                                               53,370,442

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                       2,509,000
Shares of beneficial interest redeemed                                                                        891,828
Service plan fees                                                                                              25,170
Transfer and shareholder servicing agent fees                                                                   6,165
Other                                                                                                          16,058
                                                                                                 ---------------------
Total liabilities                                                                                           3,448,221

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                $49,922,221
                                                                                                 =====================

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                           $49,924,527
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                       (2,306)
----------------------------------------------------------------------------------------------------------------------
Net assets - applicable to 49,924,527 shares of beneficial
interest outstanding                                                                                      $49,922,221
                                                                                                 =====================


NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                  $1.00


See accompanying Notes to Financial Statements.


----------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1997 (Unaudited)
Centennial New York Tax Exempt Trust


----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME - Interest                                                                                 $984,517

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees - Note 3                                                                                      133,394
----------------------------------------------------------------------------------------------------------------------
Service plan fees - Note 3                                                                                     52,407
----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 3                                                         24,173
----------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                             7,437
----------------------------------------------------------------------------------------------------------------------
Legal and auditing fees                                                                                         4,991
----------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                       773
----------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                       402
----------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                    2,368
----------------------------------------------------------------------------------------------------------------------
Other                                                                                                           1,354
                                                                                                 ---------------------
Total expenses                                                                                                227,299
Less assumption of expenses by Centennial Asset Management
Corporation - Note 3                                                                                          (12,674)
                                                                                                 ---------------------

Net expenses                                                                                                  214,625

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                         769,892

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                                                                 (416)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $769,476
                                                                                                 =====================



----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS ENDED       YEAR ENDED
                                                                                  DECEMBER 31, 1997      JUNE 30, 1997
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                   $769,892           $1,239,717
----------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                           (416)                (172)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                                                          769,476            1,239,545

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                             (769,892)          (1,239,717)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions - Note 2                                              1,026,701            9,088,907

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                         1,026,285            9,088,735
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   48,895,936           39,807,201
----------------------------------------------------------------------------------------------------------------------
End of period                                                                        $49,922,221          $48,895,936
                                                                                ======================================

                                        8

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
Centennial New York Tax Exempt Trust

                                               Six Months
                                               Ended
                                               December 31,       Year Ended June 30,
                                               1997 (Unaudited)       1997        1996      1995       1994       1993
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                      $1.00        $1.00      $1.00      $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                     .02          .03        .03        .03        .02        .02
Dividends and distributions to shareholders                (.02)        (.03)      (.03)      (.03)      (.02)      (.02)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $1.00        $1.00      $1.00      $1.00      $1.00      $1.00
                                               ==========================================================================

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                        1.47%        2.76%      2.79%      2.85%      1.68%      1.83%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $49,922      $48,896    $39,807    $35,846    $26,519    $24,994
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $52,932      $45,363    $42,351    $29,590    $25,419    $24,257
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                      2.89%(2)     2.73%      2.76%      2.84%      1.67%      1.74%
Expenses, before voluntary assumption by the Manager(3)    0.85%(2)     0.88%      0.93%      0.95%      1.02%      0.98%
Expenses, net of voluntary assumption by the Manager       0.80%(2)     0.80%      0.80%      0.80%      0.80%      0.80%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
2.  Annualized.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Trust. Prior year expense ratios have not been adjusted.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial New York Tax Exempt Trust


1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial  New York Tax  Exempt  Trust  (the  Trust)  is  registered  under the
Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from Federal, New York State and New York City income taxes for individual investors that is consistent with preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal ncome tax purposes. The Trust concentrates its investments in New York and, therefore, may have more credit risks related to the economic conditions of New York than a portfolio with a broader geographical diversification.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2.  SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                            SIX MONTHS ENDED DECEMBER 31, 1997                    YEAR ENDED JUNE 30, 1997
                                       ---------------------------------------------      -----------------------------------------
                                                   SHARES         AMOUNT                        SHARES             AMOUNT
Sold                                                85,282,971    $85,282,971                   144,009,060        $144,009,060
Dividends and distributions
  reinvested                                           794,893        794,893                     1,193,252           1,193,252
Redeemed                                           (85,051,163)   (85,051,163)                 (136,113,405)       (136,113,405)
                                                   ------------   ------------                 -------------       -------------
Net increase                                         1,026,701    $ 1,026,701                     9,088,907        $  9,088,907
                                                   ============   ============                 =============       =============


Centennial New York Tax Exempt Trust


3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million; 0.425% of the next $250 million and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume Trust expenses in excess of 0.80% of average annual net assets.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions.

CENTENNIAL NEW YORK TAX EXEMPT TRUST

OFFICERS AND TRUSTEES
James C. Swain, Chairman and Chief Executive Officer
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
George C. Bowen, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
Michael A. Carbuto, Vice President
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR AND DISTRIBUTOR
Centennial Asset Management Corporation

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination of the independent auditors.

This is a copy of a report to shareholders of Centennial New York Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial New York Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-768-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143